RELATED PARTY TRANSACTIONS AND BALANCES (Details 2)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Bluemount Investment Fund S P C 1 Cyber Investment Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	12	7	55
Echo International Holdings Group Limited [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited		348	348
Name of related parties	Echo International Holdings Group Limited
Transaction nature	Interest expense on dividend payables
Echo International Holdings Group Limited 2 [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited			505
Echo International Holdings Group Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	Echo International Holdings Group Limited
Name of related parties	Echo International Holdings Group Limited
Transaction nature	Placing commission income
Bluemount Investment Fund S P C 1 Cyber Investment Fund S P [Member]
IfrsStatementLineItems [Line Items]
Name of related parties	Bluemount Investment Fund SPC1 - Cyber Investment Fund SP
Transaction nature	Asset management fee
Bluemount Investment Fund S P C 1 Bluemount Investment Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	245	429	623
Name of related parties	Bluemount Investment Fund SPC1 - Bluemount Investment Fund SP
Transaction nature	Asset management fee
Bluemount Investment Fund S P C 1 Sunrise Global Strategies Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited			25
Name of related parties	Bluemount Investment Fund SPC1 - Sunrise Global Strategies Fund SP
Transaction nature	Asset management fee
Bluemount Investment Fund S P C Global Strategy Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	3,979
Bluemount Investment Fund S P C 1 Global Strategy Fund S P [Member]
IfrsStatementLineItems [Line Items]
Name of related parties	Bluemount Investment Fund SPC1 - Global Strategy Fund SP
Transaction nature	Asset management fee
Global New Normal Anti Inflation Limited Partnership Fund S P C 2 [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited		330
Name of related parties	Global New Normal Anti-Inflation Limited Partnership Fund SPC2
Transaction nature	Asset management fee
Echo Asia Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	4,507
Name of related parties	Echo Asia (Hong Kong) Limited
Transaction nature	Purchases of timepieces